SHAREHOLDERS' EQUITY	6 Months Ended
Jun. 30, 2025
Stockholders' Equity Note [Abstract]
SHAREHOLDERS' EQUITY
NOTE 9 -	SHAREHOLDERS’ EQUITY

A.
Rights of Shares:

Holders of ordinary shares are entitled to participate equally in the payment of cash dividends and bonus shares (stock dividends) and, in the event of the liquidation of the Company, in the distribution of assets after satisfaction of liabilities to creditors. Each ordinary share is entitled to one vote on all matters to be voted on by shareholders.

B.
Share Repurchase:

In March 2022, the Company announced a $100 million repurchase program of the Company’s ordinary shares. Through June 30, 2025, the Company spent an aggregate of $71,530 million to repurchase 506,530 ordinary shares under the Company’s share repurchase program.

All treasury shares have been canceled as of the end of each respective year.

C.
Equity Based Incentive Plans:

The Company’s Board of directors approves, from time to time, equity-based incentive plans, the last of which was approved in August 2017. Equity-based incentive plans include stock options, restricted share units and restricted stock awards to employees, officers and directors.

Share-based compensation The following table summarizes the effects of share-based compensation resulting from the application of ASC 718 included in the Statements of Operations as follows:

	Six Months Ended June 30,
	2 0 2 5	2 0 2 4
Cost of Revenues:
Product	2,106	2,045
Service	1,510	1,441
Research and Development	5,481	5,697
Sales and Marketing	2,468	2,454
General and Administrative	1,068	1,029
Total	12,633	12,666

As of June 30, 2025, there were non unrecognized compensation costs related to non-vested employee options and $30,585 of total unrecognized compensation costs related to non-vested employee RSUs.

Shares Options

Share options vest over four years and their contractual term may not exceed 10 years. The exercise price is the market price at the date of each grant.

During 2025 and 2024, the Company did not grant share options.

A summary of the activity in options granted to employees for the six months ended June 30, 2025 is as follows:

	2025
	Share Options	Weighted Average Exercise Price
Outstanding – as of December 31, 2024	38,550	35.45
Exercised	(9,161)	32.99
Cancelled	(1,617)	41.03
Outstanding - as of June 30, 2025	27,772	35.94

Options exercisable – as of June 30, 2025	27,772	35.94

The aggregate intrinsic value represents the total intrinsic value (the difference between the Company's closing share market price on the last trading day of the fiscal year and the exercise price, multiplied by the number of in-the-money options) that would have been received by the option holders had all option holders exercised their options on the last trading day of the fiscal year. This amount changes based on the fair market value of the Company's shares.

The total intrinsic value of options outstanding as of June 30, 2025 was $6,645.

The total intrinsic value of options exercisable as of June 30, 2025 was $6,644.

The total intrinsic value of options exercised during the six months ended June 30, 2025 and June 30, 2024 was $1,801 and $6,185 respectively.

The total fair value of options exercised during six months ended June 30, 2025 and June 30, 2024 was $26 and $77, respectively.

The weighted-average remaining contractual term of options exercisable and outstanding as of June 30, 2025 is 1.126.

Restricted Share Units

Restricted Share Units (“RSU”) grants are rights to receive shares of the Company's ordinary shares on a one-for-one basis and are not entitled to dividends or voting rights, if any, until they are vested. RSU’s vesting schedules are 25% on each of the first, second, third and fourth anniversaries of the grant date, or, 33% on each of the first, second, and third anniversaries of the grant date. The fair value of such RSU grants is being recognized based on the accelerated method over the vesting period. Performance based RSU grants vest over a period of 3 years and are subject to certain performance criteria; accordingly, compensation expense is recognized for such awards when it becomes probable that the related performance condition will be satisfied.

As of June 30, 2025 the performance conditions are probable.

A summary of restricted share units (“RSU”) activity granted to employees for the six months ended June 30, 2025 is as follows:

	2025
	Number of RSUs	Weighted average grant date fair value (USD)
Unvested – as of December 31, 2024	496,536	127.39
Granted	28,107	232.40
Vested	(39,154)	111.94
Canceled	(11,463)	139.63
Unvested – as of June 30, 2025	474,026	134.59